INCOME TAXES (Components of Tax Charge) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Tax Examination [Line Items]
Ordinary income taxed at estimated annual effective tax rate, Income before tax		$ 146		$ 443
(Loss) Income from continuing operations before income taxes and interest in earnings of associates	139	146	395	431	(337)	239	587
Ordinary income taxed at estimated annual effective tax rate, Tax amount		(36)		(109)
Write Off Of Uncollectible Accounts Receivable Balance				(12)
Write-off of uncollectible accounts receivable balance in North America, Tax amount				(5)
Tax amount as reported	(29)	(36)	(77)	(104)	(101)	(32)	(140)
Estimated annual effective tax rate applicable to ordinary income		25.00%		25.00%
Effective tax rate on write-off of uncollectible accounts receivable balance in North America				41.00%
Effective tax rate as reported	21.00%	25.00%	19.00%	24.00%
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate			35.00%		35.00%	35.00%	35.00%
Non-US income tax authorities [Member]
Income Tax Examination [Line Items]
Ordinary income taxed at estimated annual effective tax rate, Income before tax	123		341
Ordinary income taxed at estimated annual effective tax rate, Tax amount	(26)		(71)
Effective tax rate as reported	21.00%		21.00%
US
Income Tax Examination [Line Items]
Ordinary income taxed at estimated annual effective tax rate, Income before tax	16		54
(Loss) Income from continuing operations before income taxes and interest in earnings of associates					(615)	(25)	84
Ordinary income taxed at estimated annual effective tax rate, Tax amount	$ (3)		$ (6)
Effective tax rate as reported	19.00%		11.00%